                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

Heitman/PRA Securities Advisors LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

180 North LaSalle Street, Suite 3600        Chicago        IL          60601
--------------------------------------------------------------------------------
Business Address                           (Street)      (City)        (Zip)

Nancy B. Lynn, 312/849-4153, Vice President Compliance
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

_________________________________ ATTENTION ____________________________________
 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
________________________________________________________________________________

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on the 11th day of May, 1999.

                                         Heitman/PRA Securities Advisors LLC
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                      13F File No.:
------------------------ -------------  -------------------------- -------------
1.                                      6.
------------------------ -------------  -------------------------- -------------
2.                                      7.
------------------------ -------------  -------------------------- -------------
3.                                      8.
------------------------ -------------  -------------------------- -------------
4.                                      9.
------------------------ -------------  -------------------------- -------------
5.                                      10.
------------------------ -------------  -------------------------- -------------


                                                                 SEC 1685 (5/91)

13F Assets Under Management
MASTER
March 31, 1999

Security                                 Market Value  Quantity
--------------------------------         -----------   --------
Apartment Investment & Managem           $  2,363,863     65,210
Amli Residential Properties, I           $  6,667,856    323,290
Arden Realty, Inc.                       $ 16,623,865    747,140
Archstone Communities Trust              $ 21,850,417  1,085,735
Avalonbay Communities, Inc.              $  5,744,903    181,657
Bedford Property Investor                $ 21,230,411  1,451,652
BRE Properties                           $  2,848,555    125,903
Berkshire Realty                         $  3,860,169    345,043
Cadillac Fairview Corp.                  $  7,225,688    433,000
CenterPoint Properties Trust             $  9,030,844    288,987
Camden Property Trust                    $    799,425     32,300
Centertrust Retail Properties            $ 14,682,050  1,276,700
                                         $112,928,044
Charles E. Smith Residential R           $    628,575     20,400
Chelsea GCA Realty, Inc.                 $ 14,034,812    503,491
Crescent Real Estate Equity Co           $  4,740,750    220,500
Developers Diversified Realty            $ 17,383,934  1,214,598
EastGroup Properties                     $ 10,086,413    625,514
Equity Office Properties                 $ 21,760,001    855,430
Equity Residential Properties            $ 19,223,160    466,016
Essex Property Trust Inc.                $ 21,537,163    824,389
Excel Legacy Corp.                       $  7,882,071  2,292,966
First Washington Realty Trust            $ 10,715,513    499,849
Franchise Finance Corp of Am             $ 11,587,703    550,158
Home Properties of New York              $    929,625     40,200
                                         $140,509,718
Kilroy Realty                            $ 16,987,305    828,649
Kimco Realty Corporation                 $ 14,006,453    379,836
Mack-Cali Realty Corporation             $ 26,991,924    918,874
New Plan Excel Realty Trust, I           $ 18,545,621    966,547
PS Business Parks Inc./CA                $  6,445,216    293,799
Pan Pacific Realty                       $  8,579,658    483,361
Parkway Properties Inc.                  $ 12,976,736    460,372
Philips International Realty             $ 13,062,091    920,676
Prentiss Properties Trust                $ 17,956,344    964,099
Prologis Trust                           $ 12,321,019    601,025
Public Storage, Inc.                     $ 18,265,300    730,612
                                         $166,137,664
Regency Realty Corp.                     $  5,183,550    276,456
Security Capital Group Series            $ 19,394,940  1,450,089
Simon Property Group                     $  8,452,122    308,050
Sovran Self Storage, Inc.                $  9,518,097    408,283
Storage USA, Inc.                        $    507,913     17,900
Taubman Centers, Inc.                    $  4,427,040    361,391
Tower Realty Properties Inc.             $ 33,312,729  1,759,088
Trizec Hahn Corporation                  $ 18,825,426  1,024,513
US Restaurant Properties                 $  6,125,925    317,200
Walden Residential Props.                $  7,750,911    439,768
Weeks Corporation                        $ 12,786,346    447,662
                                         $126,284,999
Apartment Investment & Mgmt Co           $    875,600     39,800
Carr America 8.57%                       $  1,901,875     89,500
Equity Residential Properties            $  1,959,594     85,900
Health Care Property 7.875% Se           $  6,608,588    288,900
Highwoods Properties-8% Perpet           $  6,951,875    317,800
Prologis Trust 8.54% Series C            $  2,359,059     52,870
Prologis Trust 7.92% Series D            $  4,052,250    180,100
Taubman Centers Inc. 8.3% Seri           $ 14,400,088    665,900
Vornado Realty Trust 6.5% Seri           $ 19,255,775    392,975
                                           58,364,703
13F Assets Under Management
soleinvs
March 31, 1999

Security                                    Quantity
--------------------------------            ---------
Apartment Investment & Managem                 65,210
Amli Residential Properties, I                323,290
Arden Realty, Inc.                            747,140
Archstone Communities Trust                 1,085,735
Avalonbay Communities, Inc.                   181,657
Bedford Property Investor                   1,451,652
BRE Properties                                125,903
Berkshire Realty                              345,043
Cadillac Fairview Corp.                       433,000
CenterPoint Properties Trust                  288,987
Camden Property Trust                          32,300
Centertrust Retail Properties               1,276,700

Charles E. Smith Residential R                 20,400
Chelsea GCA Realty, Inc.                      503,491
Crescent Real Estate Equity Co                220,500
Developers Diversified Realty               1,214,598
EastGroup Properties                          625,514
Equity Office Properties                      855,430
Equity Residential Properties                 466,016
Essex Property Trust Inc.                     824,389
Excel Legacy Corp.                          2,292,966
First Washington Realty Trust                 499,849
Franchise Finance Corp of Am                  550,158
Home Properties of New York                    40,200

Kilroy Realty                                 828,649
Kimco Realty Corporation                      379,836
Mack-Cali Realty Corporation                  918,874
New Plan Excel Realty Trust, I                966,547
PS Business Parks Inc./CA                     293,799
Pan Pacific Realty                            483,361
Parkway Properties Inc.                       460,372
Philips International Realty                  920,676
Prentiss Properties Trust                     964,099
Prologis Trust                                601,025
Public Storage, Inc.                          730,612

Regency Realty Corp.                          276,456
Security Capital Group Series               1,450,089
Simon Property Group                          308,050
Sovran Self Storage, Inc.                     408,283
Storage USA, Inc.                              17,900
Taubman Centers, Inc.                         361,391
Tower Realty Properties Inc.                1,759,088
Trizec Hahn Corporation                     1,024,513
US Restaurant Properties                      317,200
Walden Residential Props.                     439,768
Weeks Corporation                             447,662

Apartment Investment & Mgmt Co                 39,800
Carr America 8.57%                             89,500
Equity Residential Properties                  85,900
Health Care Property 7.875% Se                288,900
Highwoods Properties-8% Perpet                317,800
Prologis Trust 8.54% Series C                  52,870
Prologis Trust 7.92% Series D                 180,100
Taubman Centers Inc. 8.3% Seri                665,900
Vornado Realty Trust 6.5% Seri                392,975

13F Assets Under Management
SOLEVOTE
March 31, 1999

Security                                    Quantity
--------------------------------            ---------
Apartment Investment & Managem                 64,110
Amli Residential Properties, I                320,990
Arden Realty, Inc.                            738,740
Archstone Communities Trust                 1,074,331
Avalonbay Communities, Inc.                   180,457
Bedford Property Investor                   1,434,652
BRE Properties                                124,413
Berkshire Realty                              340,743
Cadillac Fairview Corp.                       426,800
CenterPoint Properties Trust                  286,287
Camden Property Trust                          32,300
Centertrust Retail Properties               1,256,100

Charles E. Smith Residential R                 20,400
Chelsea GCA Realty, Inc.                      497,491
Crescent Real Estate Equity Co                217,300
Developers Diversified Realty               1,202,198
EastGroup Properties                          619,004
Equity Office Properties                      362,201
Equity Residential Properties                 460,944
Essex Property Trust Inc.                     815,589
Excel Legacy Corp.                          2,265,559
First Washington Realty Trust                 494,249
Franchise Finance Corp of Am                  543,658
Home Properties of New York                    40,200

Kilroy Realty                                 819,049
Kimco Realty Corporation                      376,036
Mack-Cali Realty Corporation                  908,774
New Plan Excel Realty Trust, I                956,487
PS Business Parks Inc./CA                     289,699
Pan Pacific Realty                            477,761
Parkway Properties Inc.                       455,472
Philips International Realty                  909,476
Prentiss Properties Trust                     958,199
Prologis Trust                                593,105
Public Storage, Inc.                          722,688

Regency Realty Corp.                          273,156
Security Capital Group Series               1,432,689
Simon Property Group                          303,450
Sovran Self Storage, Inc.                     403,983
Storage USA, Inc.                              17,900
Taubman Centers, Inc.                         357,491
Tower Realty Properties Inc.                1,738,688
Trizec Hahn Corporation                     1,012,913
US Restaurant Properties                      313,400
Walden Residential Props.                     434,768
Weeks Corporation                             442,262

Apartment Investment & Mgmt Co                 39,800
Carr America 8.57%                             89,500
Equity Residential Properties                  85,900
Health Care Property 7.875% Se                286,100
Highwoods Properties-8% Perpet                312,500
Prologis Trust 8.54% Series C                  51,770
Prologis Trust 7.92% Series D                 176,500
Taubman Centers Inc. 8.3% Seri                656,300
Vornado Realty Trust 6.5% Seri                387,775

13F Assets Under Management
NOVOTE
March 31, 1999

Security                                     Quantity
--------------------------------             --------
Apartment Investment & Managem                  1,100
Amli Residential Properties, I                  2,300
Arden Realty, Inc.                              8,400
Archstone Communities Trust                    11,404
Avalonbay Communities, Inc.                     1,200
Bedford Property Investor                      17,000
BRE Properties                                  1,490
Berkshire Realty                                4,300
Cadillac Fairview Corp.                         6,200
CenterPoint Properties Trust                    2,700

Centertrust Retail Properties                  20,600


Chelsea GCA Realty, Inc.                        6,000
Crescent Real Estate Equity Co                  3,200
Developers Diversified Realty                  12,400
EastGroup Properties                            6,510
Equity Office Properties                      493,229
Equity Residential Properties                   5,072
Essex Property Trust Inc.                       8,800
Excel Legacy Corp.                             27,407
First Washington Realty Trust                   5,600
Franchise Finance Corp of Am                    6,500


Kilroy Realty                                   9,600
Kimco Realty Corporation                        3,800
Mack-Cali Realty Corporation                   10,100
New Plan Excel Realty Trust, I                 10,060
PS Business Parks Inc./CA                       4,100
Pan Pacific Realty                              5,600
Parkway Properties Inc.                         4,900
Philips International Realty                   11,200
Prentiss Properties Trust                       5,900
Prologis Trust                                  7,920
Public Storage, Inc.                            7,924

Regency Realty Corp.                            3,300
Security Capital Group Series                  17,400
Simon Property Group                            4,600
Sovran Self Storage, Inc.                       4,300

Taubman Centers, Inc.                           3,900
Tower Realty Properties Inc.                   20,400
Trizec Hahn Corporation                        11,600
US Restaurant Properties                        3,800
Walden Residential Props.                       5,000
Weeks Corporation                               5,400




Health Care Property 7.875% Se                  2,800
Highwoods Properties-8% Perpet                  5,300
Prologis Trust 8.54% Series C                   1,100
Prologis Trust 7.92% Series D                   3,600
Taubman Centers Inc. 8.3% Seri                  9,600
Vornado Realty Trust 6.5% Seri                  5,200

                                   FORM 13F

Page 1 of 5                    Name of Reporting Manager:
                           Heitman/PRA Securities Advisors LLC
                           ------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                             /4/                                               Item 5:
       Item 1:                            Item 2:               Item 3:                  Item 4:              Shares of
    Name of Issuer                     Title of Class         CUSIP Number          Fair Market Value       Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential                      common shares           001735109              $  6,668,000                323,290
Properties, Inc.                       beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &                Common Stock            03748R101              $  2,364,000                 65,210
Management Company
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust           Common Stock            039581103              $ 21,850,000              1,085,735
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                          Common Stock            039793104              $ 16,624,000                747,140
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.           Common Stock            053484101              $  5,745,000                181,657
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property                      Common                  076446301              $ 21,230,000              1,451,652
Investor                              Stock
------------------------------------------------------------------------------------------------------------------------------------
BRE Properties                        Shares of Class         05564E106              $  2,849,000                125,903
                                      A Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Realty                      Common Stock            084710102              $  3,860,000                345,043
------------------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.               common shares           126929207              $  7,226,000                433,000
                                      beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                 common shares           12486R108              $    799,000                 32,300
                                      beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust          Common Stock            151895109              $  9,031,000                288,987
------------------------------------------------------------------------------------------------------------------------------------
Centertrust Retail Properties         Common Stock            152038105              $ 14,682,000              1,276,700
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                 Subtotal               $112,928,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                (SEC   USE  ONLY)
------------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                                                 Item 8:
       Item 1:                         Investment Discretion                Item 7:         Voting Authority (Shares)
    Name of Issuer                     ----------------------------         Managers        ---------------------------------
                                              (b) Shared-      (c)       See Instr. V       (a) Sole   (b) Shared    (c) None
                                  (a) Sole     As Defined     Shared
                                               in Instr. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential                   323,290                                                    320,990                    2,300
Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &              65,210                                                     64,110                    1,100
 Management Company
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust      1,085,735                                                  1,074,331                   11,404
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                       747,140                                                    738,740                    8,400
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.        181,657                                                    180,457                    1,200
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor        1,451,652                                                  1,434,652                   17,000
------------------------------------------------------------------------------------------------------------------------------------
BRE Properties                     125,903                                                    124,413                    1,490
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Realty                   345,043                                                    340,743                    4,300
------------------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.            433,000                                                    426,800                    6,200
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust               32,300                                                     32,300
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust       288,987                                                    286,287                    2,700
------------------------------------------------------------------------------------------------------------------------------------
Centertrust Retail Properties    1,276,700                                                  1,256,100                   20,600
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13F

Page 2 of 5               Name of Reporting Manager:
                      Heitman/PRA Securities Advisors LLC
                      -----------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                             /4/                                               Item 5:
           Item 1:                        Item 2:               Item 3:                  Item 4:              Shares of
       Name of Issuer                  Title of Class         CUSIP Number          Fair Market Value       Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Residential          Common Stock             832197107               $    629,000               20,400
Realty Inc.
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.              Common Stock             163262108               $ 14,035,000              503,491
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equity           Common Stock             225756105               $  4,741,000              220,500
Company
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                Common Stock             251591103               $ 17,384,000            1,214,598
Realty Corp.
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties                  Common Stock             277276101               $ 10,086,000              625,514
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties              common shares            294741103               $ 21,760,000              855,430
                                      beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties         common shares            29476L107               $ 19,223,000              466,016
Trust                                 beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust,                 Common                   297178105               $ 21,537,000              824,389
Inc.                                  Stock
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp.                    Common Stock             300665106               $  7,882,000            2,292,966
------------------------------------------------------------------------------------------------------------------------------------
First Washington                      Common                   337489504               $ 10,716,000              499,849
Realty Trust                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of             Common Stock             351807102               $ 11,588,000              550,158
America
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York           Common                   437306103               $    930,000               40,200
                                      Stock
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                   Subtotal               $140,511,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                (SEC   USE  ONLY)
------------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                    /5/                          Item 8:
           Item 1:                     Investment Discretion                Item 7:         Voting Authority (Shares)
        Name of Issuer           ----------------------------------         Managers        ---------------------------------
                                              (b) Shared-      (c)       See Instr. V       (a) Sole   (b) Shared    (c) None
                                  (a) Sole     As Defined     Shared
                                               in Instr. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Residential       20,400                                                     20,400
Realty Inc.
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.          503,491                                                    497,491                    6,000
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equity       220,500                                                    217,300                    3,200
Company
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified          1,214,598                                                  1,202,198                   12,400
Realty Corp.
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties              625,514                                                    619,004                    6,510
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties          855,430                                                    362,201                  493,229
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties     466,016                                                    460,944                    5,072
Trust
-----------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust,             824,389                                                    815,589                    8,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp.              2,292,966                                                  2,265,559                   27,407
------------------------------------------------------------------------------------------------------------------------------------
First Washington                  499,849                                                    494,249                    5,600
Realty Trust
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of         550,158                                                    543,658                    6,500
America
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York        40,200                                                     40,200
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page 3 of 5              Name of Reporting Manager:
                     Heitman/PRA Securities Advisors LLC
                     -----------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                             /4/                                               Item 5:
           Item 1:                        Item 2:               Item 3:                  Item 4:              Shares of
        Name of Issuer                 Title of Class         CUSIP Number          Fair Market Value       Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                           Common Stock           49427F108               $ 16,987,000              828,649
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation                Common Stock           49446R109               $ 14,006,000              379,836
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                  Common Stock           554489104               $ 26,992,000              918,874
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust,            Common Stock           648053106               $ 18,546,000              966,547
Inc.
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA               Common Stock           69360J107               $  6,445,000              293,799
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                      Common Stock           69806L104               $  8,580,000              483,361
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc.                 Common Stock           70159Q104               $ 12,977,000              460,372
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty            Common Stock           718333107               $ 13,062,000              920,676
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust               common shares          740706106               $ 17,956,000              964,099
                                        beneficial
                                        interest
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                          Common Stock           743410102               $ 12,321,000              601,025
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                    Common Stock           74460D109               $ 18,265,000              730,612
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                   Subtotal               $166,137,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                (SEC   USE  ONLY)
------------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                    /5/                          Item 8:
           Item 1:                     Investment Discretion                Item 7:         Voting Authority (Shares)
       Name of Issuer                  ----------------------------         Managers        ---------------------------------
                                              (b) Shared-      (c)       See Instr. V       (a) Sole   (b) Shared    (c) None
                                  (a) Sole     As Defined     Shared
                                               in Instr. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                     828,649                                                    819,049                    9,600
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation          379,836                                                    376,036                    3,800
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.            918,874                                                    908,774                   10,100
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust,      966,547                                                    956,487                   10,060
Inc.
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA         293,799                                                    289,699                    4,100
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                483,361                                                    477,761                    5,600
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc.           460,372                                                    455,472                    4,900
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty      920,676                                                    909,476                   11,200
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust         964,099                                                    958,199                    5,900
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                    601,025                                                    593,105                    7,920
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.              730,612                                                    722,688                    7,924
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

                                                       FORM 13F

Page 4 of 5                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                                           ------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                            /4/                                            Item 5:
           Item 1:                       Item 2:             Item 3:                Item 4:               Shares of
                                                              CUSIP               Fair Market             Principal
       Name of Issuer                 Title of Class         Number                  Value                 Amount
----------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                  Common                758939102             $  5,184,000              276,456
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc.          Common                81413P204             $ 19,395,000            1,450,089
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Simon Property Group                  Common                828806109             $  8,452,000              308,050
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.             Common                84610H108             $  9,518,000              408,283
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Storage USA., Inc.                    Common                861907103             $    508,000               17,900
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                 Common                87666410              $  4,427,000              361,391
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Tower Realty Properties Inc.          Common                89185E109             $ 35,313,000            1,759,088
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation               Common                896938107             $ 18,825,000            1,024,513
                                      Stock
----------------------------------------------------------------------------------------------------------------------
US Restaurant Properties              Common                902971100             $  6,126,000              317,200
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Walden Residential Properties         Common                931210108             $  7,751,000              439,768
                                      Stock
----------------------------------------------------------------------------------------------------------------------
Weeks Corporation                     Common                94856P102             $ 12,786,000              447,662
                                      Stock
----------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                               Subtotal              $128,285,000
----------------------------------------------------------------------------------------------------------------------

                                                                                                              ------------------
                                                                                                                (SEC USE ONLY)

--------------------------------------------------------------------------------------------------------------------------------
                                       Item 6:                               /5/                             Item 8:
                                      Investment                              Item 7: Managers      Voting Authority (Shares)
                                      Discretion                                See Instr. V
                                      ------------------------------------------------------------------------------------------
           Item 1:                                  (b) Shared-     (c)                           (a) Sole     (b)      (c) None
                                       (a) Sole     As Defined     Shared-                                    Shared
       Name of Issuer                               in Instr. V    Other
--------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                    276,456                                                     273,156                3,300

--------------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc.          1,450,089                                                   1,432,689               17,400

--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                    308,050                                                     303,450                4,600

--------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.               408,283                                                     403,983                4,300

--------------------------------------------------------------------------------------------------------------------------------
Storage USA., Inc.                       17,900                                                      17,900

--------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                   361,391                                                     357,491                3,900

--------------------------------------------------------------------------------------------------------------------------------
Tower Realty Properties Inc.          1,759,088                                                   1,738,688               20,400

--------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation               1,024,513                                                   1,012,913               11,600

--------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties                317,200                                                     313,400                3,800

--------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties           439,768                                                     434,768                5,000

--------------------------------------------------------------------------------------------------------------------------------
Weeks Corporation                       447,662                                                     442,262                5,400

--------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13F

Page 5 of 5               Name of Reporting Manager:
                      Heitman/PRA Securities Advisors LLC
                      -----------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                             /4/                                               Item 5:
          Item 1:                         Item 2:               Item 3:                  Item 4:              Shares of
       Name of Issuer                  Title of Class         CUSIP Number          Fair Market Value       Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &                Cumulative               03748R200              $    876,000               39,800
Mgmt. Co. Series C                    Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B           Cumulative               144418209              $  1,902,000               89,500
                                      Redeemable
                                      Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                    Cumulative               29476L792              $  1,960,000               89,900
Properties 7.625% Series L            Redeemable
                                      Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property                  Cumulative               421915307              $  6,609,000              288,900
7.875% Series A                       Redeemable
                                      Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                  Cumulative               431284306              $  6,952,000              317,800
8% Perpetual Pfd. Series C            Redeemable
                                      Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C         Cumulative               743410409              $  2,359,000               52,870
                                      preferred shares
                                      of beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D         Cumulative               743410508              $  4,052,000              180,100
                                      preferred shares
                                      of beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                 Cumulative               876664202              $ 14,400,000              665,900
8.3% Series A                         Redeemable
                                      Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                  Convertible              929042208              $ 19,256,000              392,975
6.5% Series A                         preferred shares
                                      of beneficial
                                      interest
------------------------------------------------------------------------------------------------------------------------------------
                                                               Subtotal              $ 58,366,000
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                  Total of
                                                               pages 1-5             $606,227,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                (SEC   USE  ONLY)
------------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                    /5/                          Item 8:
          Item 1:                      Investment Discretion                Item 7:         Voting Authority (Shares)
       Name of Issuer                  ----------------------------         Managers        ---------------------------------
                                              (b) Shared-      (c)       See Instr. V       (a) Sole   (b) Shared    (c) None
                                  (a) Sole     As Defined     Shared
                                               in Instr. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &             39,800                                                     39,800
Mgmt. Co. Series C
------------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B        89,500                                                     89,500
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                 85,900                                                     85,900
Properties 7.625% Series L
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property              288,900                                                    286,100                   2,800
7.875% Series A
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties              317,800                                                    312,500                   5,300
8% Perpetual Pfd. Series C
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C      52,870                                                     51,770                   1,100
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D     180,100                                                    176,500                   3,600
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.             665,900                                                    656,300                   9,600
8.3% Series A
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust              392,975                                                    387,775                   5,200
6.5% Series A
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
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